Fair Value Measurements (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Mar. 09, 2021
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Price per warrant	$ 0.1	$ 0.93	$ 0.79
Underwriters Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Price per warrant	$ 0.03	$ 0.69	$ 0.62